REVENUES - Timing of Revenues Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 10,855	$ 7,000	$ 20,309	$ 16,787
Other non IFRS 15 revenues	380	370	755	729
Total revenues	11,235	7,370	21,064	17,516
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,431	3,836	13,094	10,176
Other non IFRS 15 revenues	248	217	487	406
Total revenues	7,679	4,053	13,581	10,582
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	877	968	1,857	1,970
Other non IFRS 15 revenues	128	152	259	320
Total revenues	1,005	1,120	2,116	2,290
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,547	2,196	5,358	4,641
Other non IFRS 15 revenues	4	1	9	3
Total revenues	2,551	2,197	5,367	4,644
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other non IFRS 15 revenues	0	0	0	0
Total revenues	0	0	0	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	9,036	5,389	16,900	13,525
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,303	2,863	10,967	8,199
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	239	367	661	762
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,494	2,159	5,272	4,564
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,819	1,611	3,409	3,262
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,128	973	2,127	1,977
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	638	601	1,196	1,208
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	53	37	86	77
Services transferred over a period of time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0	$ 0